Related Party Balances and Transactions (Details) - Schedule of accounts payable to related parties	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Balances and Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Accounts payable to related parties	¥ 7,425,184	$ 1,066,132	¥ 60,978,653
Winpass Logistics (HK) Co., Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Relationship	100% controlled by Xiaohua Jia
Nature	Logistic services
Accounts payable to related parties	¥ 240,175	34,485	205,695
Cargo Link Logistics HK Company Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Relationship	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Nature	Logistic services
Accounts payable to related parties	¥ 7,185,009	$ 1,031,647	¥ 60,772,958